Annual Fund Operating Expenses	0 Months Ended
	Oct. 31, 2011
(PIMCO Equity Series - Institutional) | (PIMCO Emerging Multi-Asset Fund) | Administrative Class
Operating Expenses:
Management Fees	1.35%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.89%
Total Annual Fund Operating Expenses	2.49%	[1]
Expense Reimbursement	(0.85%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.64%
(PIMCO Equity Series - Institutional) | (PIMCO Emerging Multi-Asset Fund) | Class D
Operating Expenses:
Management Fees	1.45%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.89%
Total Annual Fund Operating Expenses	2.59%	[1]
Expense Reimbursement	(0.85%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.74%
(PIMCO Equity Series - Institutional) | (PIMCO Emerging Multi-Asset Fund) | Institutional Class
Operating Expenses:
Management Fees	1.35%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.89%
Total Annual Fund Operating Expenses	2.24%	[1]
Expense Reimbursement	(0.85%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.39%
(PIMCO Equity Series - Institutional) | (PIMCO Emerging Multi-Asset Fund) | Class P
Operating Expenses:
Management Fees	1.45%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.89%
Total Annual Fund Operating Expenses	2.34%	[1]
Expense Reimbursement	(0.85%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.49%
(PIMCO Equity Series - Institutional) | (PIMCO EqS Emerging Markets Fund) | Administrative Class
Operating Expenses:
Management Fees	1.45%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.74%	[1]
Expense Reimbursement	(0.20%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.54%
(PIMCO Equity Series - Institutional) | (PIMCO EqS Emerging Markets Fund) | Class D
Operating Expenses:
Management Fees	1.55%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.84%	[1]
Expense Reimbursement	(0.20%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.64%
(PIMCO Equity Series - Institutional) | (PIMCO EqS Emerging Markets Fund) | Institutional Class
Operating Expenses:
Management Fees	1.45%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.49%	[1]
Expense Reimbursement	(0.20%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.29%
(PIMCO Equity Series - Institutional) | (PIMCO EqS Emerging Markets Fund) | Class P
Operating Expenses:
Management Fees	1.55%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.59%	[1]
Expense Reimbursement	(0.20%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.39%
(PIMCO Equity Series - Institutional) | (PIMCO EqS Pathfinder Fund™) | Administrative Class
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%	[5]
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.36%	[1]
Expense Reimbursement	(0.19%)	[6],[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.17%	[8]
(PIMCO Equity Series - Institutional) | (PIMCO EqS Pathfinder Fund™) | Class D
Operating Expenses:
Management Fees	1.15%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%	[5]
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.46%	[1]
Expense Reimbursement	(0.19%)	[6],[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.27%	[8]
(PIMCO Equity Series - Institutional) | (PIMCO EqS Pathfinder Fund™) | Institutional Class
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.03%	[5]
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.11%	[1]
Expense Reimbursement	(0.19%)	[6],[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.92%	[8]
(PIMCO Equity Series - Institutional) | (PIMCO EqS Pathfinder Fund™) | Class P
Operating Expenses:
Management Fees	1.15%
Distribution and/or Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.03%	[5]
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.21%	[1]
Expense Reimbursement	(0.19%)	[6],[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.02%	[8]
(PIMCO Equity Series - Retail) | (PIMCO Emerging Multi-Asset Fund) | Class A
Operating Expenses:
Management Fees	1.45%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.89%
Total Annual Fund Operating Expenses	2.59%	[1]
Expense Reimbursement	(0.85%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.74%
(PIMCO Equity Series - Retail) | (PIMCO Emerging Multi-Asset Fund) | Class C
Operating Expenses:
Management Fees	1.45%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.89%
Total Annual Fund Operating Expenses	3.34%	[1]
Expense Reimbursement	(0.85%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.49%
(PIMCO Equity Series - Retail) | (PIMCO Emerging Multi-Asset Fund) | Class R
Operating Expenses:
Management Fees	1.45%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.89%
Total Annual Fund Operating Expenses	2.84%	[1]
Expense Reimbursement	(0.85%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.99%
(PIMCO Equity Series - Retail) | (PIMCO EqS Emerging Markets Fund) | Class A
Operating Expenses:
Management Fees	1.55%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.84%	[1]
Expense Reimbursement	(0.20%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.64%
(PIMCO Equity Series - Retail) | (PIMCO EqS Emerging Markets Fund) | Class C
Operating Expenses:
Management Fees	1.55%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	2.59%	[1]
Expense Reimbursement	(0.20%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.39%
(PIMCO Equity Series - Retail) | (PIMCO EqS Emerging Markets Fund) | Class R
Operating Expenses:
Management Fees	1.55%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	2.09%	[1]
Expense Reimbursement	(0.20%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.89%
(PIMCO Equity Series - Retail) | (PIMCO EqS Pathfinder Fund™) | Class A
Operating Expenses:
Management Fees	1.15%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%	[5]
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.46%	[1]
Expense Reimbursement	(0.19%)	[6],[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.27%	[9]
(PIMCO Equity Series - Retail) | (PIMCO EqS Pathfinder Fund™) | Class C
Operating Expenses:
Management Fees	1.15%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.03%	[5]
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	2.21%	[1]
Expense Reimbursement	(0.19%)	[6],[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.02%	[9]
(PIMCO Equity Series - Retail) | (PIMCO EqS Pathfinder Fund™) | Class R
Operating Expenses:
Management Fees	1.15%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.03%	[5]
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.71%	[1]
Expense Reimbursement	(0.19%)	[6],[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.52%	[9]

[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2012, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[3]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund V, Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[4]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2012, to reduce its advisory fee by 0.20% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[5]	"Other Expenses" reflect interest expense and dividends paid on borrowed securities. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Pacific Investment Management Company LLC ("PIMCO"). Any interest expense amount or dividends paid on securities sold short will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[6]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund VI, Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[7]	PIMCO has contractually agreed, through October 31, 2012, to reduce its advisory fee by 0.16% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[8]	Total Annual Fund Operating Expenses After Expense Reimbursement excluding interest expense and dividends paid on borrowed securities is 0.89%, 0.99%, 1.14% and 1.24% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[9]	Total Annual Operating Expenses After Expense Reimbursement excluding interest expense and dividends paid on borrowed securities is 1.24%, 1.99% and 1.49% for the Class A, Class C and Class R shares, respectively.